Assets Held for Sale and Discontinued Operations	12 Months Ended
Jun. 30, 2020
Non-current assets held for sale and discontinued operations [Abstract]
Assets Held for Sale and Discontinued Operations
Assets Held for Sale and Discontinued Operations

Accounting Policy

Assets Held for Sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held-for-sale if it is highly probable that they will be recovered primarily through sale rather than through continued use. Such assets, or disposal groups, are generally measured at the lower of their carrying amount and the fair value less costs of disposal. Impairment losses recognized upon initial classification as held-for-sale and subsequent gains and losses on re-measurement are recognized in the statement of comprehensive loss. Once classified as held-for-sale, intangible assets and property, plant and equipment are no longer amortized or depreciated.

Discontinued Operations

A disposal group qualifies as discontinued operations if it is a component of an entity that has either been disposed of, or is classified as held for sale, and (i) represents a separate major line of business or geographical area of operations, (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations, or (iii) is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the consolidated statement of comprehensive loss and comparative periods have been restated.

(a)	Assets Held for Sale

Exeter Property

In connection with management’s plan to rationalize capital expenditures to align the Company’s cultivation footprint to current demand, in November 2019, the Company committed to sell its Exeter land and greenhouse (the “Exeter Property”) and reclassified it from property, plant and equipment to assets held for sale. The Company obtained a third-party appraisal to determine the fair value of the Exeter Property based on a direct comparison approach (Level 2). During the period ended June 30, 2020, the Company sold the property for net proceeds of $8.6 million, resulting in a total impairment charge of $11.0 million. The impairment loss is recognized in impairment in property, plant, and equipment in the statement of comprehensive loss. The realized loss on disposal is recognized in other (losses) gains in the statement of comprehensive loss (Note 20). The impairment loss and the loss on disposal are allocated to the cannabis operating segment (Note 26).

	Land	Building & Improvements	Total
	$	$	$
Net book value	2,653	17,024	19,677
Impairment	(734)	(709)	(1,443)
Fair value transferred to assets held for sale	1,919	16,315	18,234
Impairment	(485)	(9,119)	(9,604)
Fair value	1,434	7,196	8,630
Proceeds from disposal	1,393	7,214	8,607
(Loss) gain on disposal	(41)	18	(23)

Jamaica Property

In connection with the Company’s business transformation plan, during the year ended June 30, 2020, the Company listed for sale its Jamaica land which had a carrying value of $4.2 million. As a result, the Company reclassified it from property, plant, and equipment to assets held for sale. The fair value of the land was estimated based on the accepted offer on the property for proceeds of $4.3 million, net of selling costs. As the estimated net proceeds was higher than the carrying value, no impairment was recognized. On August 19, 2020, the Company entered into an agreement to sell the Jamaica property for gross proceeds of $4.6 million (US$3.5 million).

Latin America Properties

In connection with the Company’s business transformation plan, during the year ended June 30, 2020, the Company listed for sale two properties in Uruguay which had a total carrying value of $2.0 million. As a result, the Company reclassified the land from property, plant, and equipment to assets held for sale. The fair value of the land, which exceeds the property’s carrying value, was estimated using a market approach.

(b)	Discontinued Operations

Sale of Aurora Larssen Projects Inc. (“ALPS”)

On May 11, 2020, the Company divested its wholly owned subsidiary, ALPS, back to its former founding owner. This disposal is consistent with the Company’s long-term strategy to streamline operations and improve profitability. As ALPS represented a separate line of business of the Company, the revenue, expenses and cash flows related to ALPS’ operations have been presented in these consolidated financial statements as discontinued operations on a retroactive basis. ALPS was sold for a nominal amount and the Company recognized a $2.8 million loss on disposal during the year ended June 30, 2020.

The following table summarizes Company's consolidated discontinued operations for the years ended June 30, 2020 and 2019:

	Years ended,
	June 30, 2020	June 30, 2019
Operating results from discontinued operations	$	$
Revenue	—	2,403
General and administration expenses	5,951	1,912
Other expenses	572	1,661
Loss on disposal of discontinued operations	2,816	—
Net loss from discontinued operations before taxes	(9,339)	(1,170)
Income tax (expense) recovery	(505)	1,314
Net loss (income) from discontinued operations, net of tax	(9,844)	144